ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - Fresh Vegetables [Member] - Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member] - USD ($)
$ in Thousands
	Mar. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash	$ 206	$ 1,425
Current receivables, net	9,036	15,633
Inventories, net	34,696	35,266
Prepaid expenses and other current assets	3,347	5,724
Property, plant and equipment, net	230,220	230,292
Operating lease right-of-use assets	109,039	107,390
Other noncurrent assets	19,189	18,727
Net book value of disposal group assets	405,733	414,457
Accounts payable	73,685	69,998
Accrued and other current liabilities	79,659	82,019
Operating lease liabilities	84,082	87,477
Deferred income tax liabilities	50,536	34,005
Other long-term liabilities	17,791	17,843
Total Fresh Vegetables liabilities held for sale	$ 305,753	$ 291,342